Artisan Select Equity Fund Expense Example - Artisan Select Equity Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	612
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	2,527
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	2,937
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,329